Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 1,291	$ 646
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	204	(101)
Dividend income	$ 111	$ 66